Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows provided by (used in) operating activities:
Net (loss) income	$ (1,757)	$ 8,616	$ (1,263)		$ (1,163)		$ 12,479
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Realized investment gains and change in fair value of equity securities, net	(74)	(360)	(564)		(77)		(829)
Change in annuity-related options, derivatives, and gross reserves	(43,877)	9,857	(12,437)		(71,181)		66,071
Purchase of trading securities	(60,108)	(4,550)	(36,109)		(4,780)
Sale of trading securities	60,181	4,057	33,580		2,927
Deferred federal income tax (benefit) expense	(3,872)	(1,448)	(14,008)		(7,907)		1,930
Charges to policy account balances	(681)	(220)	(604)		(173)		(247)
Interest credited to policy account balances	9,234	9,411	17,342		24,336		25,275
Amortization of discount, net	598	279	764		(409)		1,570
Change in:
Accrued investment income	(2,747)	(2,776)	(6,427)		665		(784)
Receivables and other assets	4,051	1,154	(5,751)		(4,777)		(1,186)
Reinsurance recoverable	(355)	(135)	(505)		(590)		(287)
Deferred acquisition costs	(439)	(1,067)	(8,165)	[1]	(15,064)	[1]	(6,163)	[1]
Future policy benefit reserves	101,018	(10,576)	70,637		121,202		(71,613)
Policy and contract claims	1,344	(9)	1,370		1,259		(1,156)
Unearned premiums	115	63	(9)		(17)		(57)
Other policyholder funds	317	(742)	(1,029)		402		347
Other liabilities	10,565	10,034	16,239		(357)		(13,836)
Payable to (receivable from) parent					794		(2,924)
Total adjustments	75,270	12,972	54,324		46,253		(3,889)
Net cash provided by operating activities	73,513	21,588	53,061		45,090		8,590
Cash flows (used in) provided by investing activities:
Purchase of available-for-sale fixed-maturity securities	(106,920)	(76,797)	(176,948)		(62,126)		(109,700)
Sale and other redemptions of fixed-maturity securities	29,799	61,783	113,930		57,669		123,684
Maturity of fixed-maturity securities	12,681	6,000	15,600		6,510		6,980
Net change in short-term securities		13,728	13,728		(13,728)
Options purchased, net	(8,240)	(2,904)	(341)		(174)
Other, net	(43)	(5)	(22)		10		(2)
Net cash (used in) provided by investing activities	(72,723)	1,805	(34,053)		(11,839)		20,962
Cash flows (used in) provided by financing activities:
Policyholders' deposits to account balances	57,968	22,118	56,693		17,043		1,532
Policyholders' withdrawals from account balances	(18,769)	(45,223)	(67,832)		(45,731)		(68,304)
Policyholders' net transfers between account balances	1,182	(289)	1,031		182		(3,504)
Change in amounts drawn in excess of bank balances	(2,100)	1,762	633		184		(792)
Net cash provided by (used in) financing activities	38,281	(21,632)	(9,475)		(28,322)		(71,068)
Net change in cash and cash equivalents	39,071	1,761	9,533		4,929		(41,516)
Cash and cash equivalents at beginning of year	37,172	27,639	27,639		22,710		64,226
Cash and cash equivalents at end of year	$ 76,243	$ 29,400	$ 37,172		$ 27,639		$ 22,710

[1]	See note 7 for aggregate gross amortization of deferred acquisition costs.